SCHEDULE OF ASSETS ACQUISITION (Details)	Apr. 27, 2023 USD ($)
Asset Acquisition [Line Items]
Notes payable, net of discount	$ 143,637
Total purchase consideration	143,637
Inventory [Member]
Asset Acquisition [Line Items]
Total purchase price allocation	$ 10,000
Average estimated life	Less than 1 year
Fixed Assets [Member]
Asset Acquisition [Line Items]
Total purchase price allocation	$ 133,637
Average estimated life	3 years
Total Purchase Price [Member]
Asset Acquisition [Line Items]
Total purchase price allocation	$ 143,637